SHARE-BASED COMPENSATION (Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding at the beginning of the year	1,299,514	771,446	700,428
Granted	1,950,547	581,542	117,750
Exercised	(307,467)
Forfeited	(169,423)	(53,474)	(46,732)
Outstanding at the end of the year	2,773,171	1,299,514	771,446	700,428
Vested and expected to vest	2,768,825	1,299,514	771,446
Exercisable at the end of the year	1,092,544	619,057	594,916
Weighted average of exercise price
Outstanding at the beginning of the year	$ 2.73	$ 3.02	$ 2.72
Granted	4.28	$ 2.56	$ 4.96
Exercised	0.05
Forfeited	4.60	$ 4.94	$ 3.42
Outstanding at the end of the year	4.01	2.73	3.02	$ 2.72
Vested and expected to vest	4.01	2.73	3.02
Exercisable at the end of the year	$ 3.89	$ 2.92	$ 2.84
Average remaining contractual life
Outstanding	7 years 11 months 26 days	7 years 4 months 10 days	5 years 6 months 18 days	7 years 29 days
Vested and expected to vest	7 years 11 months 23 days	7 years 4 months 10 days	5 years 6 months 18 days
Exercisable	5 years 11 months 8 days	5 years 1 month 24 days	6 years 4 days
Aggregate intrinsic value
Outstanding	$ (5,878)	$ 1,854	$ 510	$ 665
Vested and expected to vest	(5,874)	1,854	510
Exercisable	$ (2,180)	$ 1,854	$ 500